RELATED PARTIES	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
RELATED PARTIES

11.RELATED PARTIES

The Company's commercial and financial operations with controlling shareholder and Companies owned by controlling shareholder Suzano Holding S.A. ("Suzano Group"). For transactions with related parties, it is determined that the usual market prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

For the year ended December 31, 2020, there were no material changes in the terms of the agreements, deal and transactions entered into, nor were there any new contracts, agreements or transactions of different natures entered into between the Company and its related parties.

11.1.Balances recognized in assets and liabilities

		Balances receivable (payable)
		December 31,	December 31,
	Nature	2020	2019
Transactions with controlling shareholders
Suzano Holding S.A.	Granting of guarantees and administrative expenses	3	3
		3	3
Transactions with companies of the Suzano Group and other related parties
Management	Reimbursement for expenses	(5)	(1)
Bexma Participações Ltda.	Reimbursement for expenses	1	1
Bizma Investimentos Ltda.	Reimbursement for expenses	1	1
Ensyn Technologies	Reimbursement for expenses	2,829
Ibema Companhia Brasileira de Papel	Sale of pulp	47,685	23,755
Ibema Companhia Brasileira de Papel	Sale of other products	695
Ibema Companhia Brasileira de Papel	Purchase of products	(2,834)	(2,467)
Ibema Companhia Brasileira de Papel	Dividends receivable	6,415
Ibema Companhia Brasileira de Papel	Interest on shareholders’ equity	1,218
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentável	Social services	1	(9)
Nemonorte Imóveis e Participações Ltda.	Consultori imobiliária	(15)
		55,991	21,280
		55,994	21,283
Assets
Trade accounts receivable		47,685	23,760
Other accounts receivable		11,163
Liabilities
Trade accounts payable		(2,849)	(2,477)
Other accounts payable		(5)
		55,994	21,283

11.2.Amounts transacted in the year

		Expenses (income)
		December 31,	December 31,	December 31,
	Nature	2020	2019	2018
Transactions with controlling shareholders
Suzano Holding S.A.	Granting of guarantees and administrative expenses	(5,029)	(5,945)	(12,723)
		(5,029)	(5,945)	(12,723)
Transactions with companies of the Suzano Group and other related parties
Management	Reimbursement for expenses	(392)	(8,415)	541
Bexma Participações Ltda.	Reimbursement for expenses	11	11	10
Bizma Investimentos Ltda.	Reimbursement for expenses	12	10
Ensyn Corporation	Loan charges	689
Ficus Empreendimentos e Participações Ltda.	Reimbursement for expenses	(655)	(763)
Fundação Arymax	Reimbursement for expenses	2
Ibema Companhia Brasileira de Papel	Sale of paper	117,305	111,325	107,252
Ibema Companhia Brasileira de Papel	Purchase of products	(5,464)	(7,744)	16
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	Social services	(4,168)	(5,272)	(4,184)
IPFL Holding S.A.	Reimbursement for expenses	5	4	4
Lazam MDS Corretora e Adm. Seguros S.A.	Sale of paper	3	7	(31)
Mabex Representações e Participações Ltda.	Aircraft services	(50)	(100)	(390)
Nemonorte Imóveis e Participações Ltda.	Real estate advisory	(191)	(330)	(491)
		107,107	88,733	102,727
		102,078	82,788	90,004

11.3.Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the year, are set for the below:

	December 31,	December 31,	December 31,
	2020	2019	2018
Short-term benefits
Salary or compensation	47,089	39,459	48,663
Direct and indirect benefits	852	1,747	2,828
Bonus	11,326	8,007	16,752
	59,267	49,213	68,243

Long-term benefits
Share-based compensation plan	75,022	45,739	62,150
	75,022	45,739	62,150
	134,289	94,952	130,393

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of the Management, in accordance with the specific regulations as disclosed in Note 22.